Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Prepayments for clinical trial expenses	71,050	100,769	14,410
Prepaid listing expense	22,465	-	-
Value added tax recoverable	9,794	46,748	6,685
Other receivables	6,137	1,455	208
Deposits	5,367	2,159	309
Prepayment for treasury share purchase fees	4,754	8,798	1,258
Other prepayments	3,644	32,603	4,662
Total	123,211	192,532	27,532